Consolidated Balance Sheet [Parenthetical] - $ / shares	Jun. 30, 2015	Jan. 31, 2015
Common stock, shares authorized	4,000,000,000	600,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A [Member]
Common stock, par value per share	$ 0.001	$ 0.0001
Common stock, shares authorized	2,000,000,000	100,000,000
Common stock, shares issued	35,785,858	35,785,858
Common stock, shares outstanding	35,785,858	35,785,858
Common Class B [Member]
Common stock, par value per share	$ 0.001	$ 0.0001
Common stock, shares authorized	2,000,000,000	450,000,000
Common stock, shares issued	16,144,142	8,614,142
Common stock, shares outstanding	16,144,142	8,614,142